Expense Example	Dec. 23, 2025 USD ($)
Leatherback Long/Short Absolute Return ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 125
Expense Example, with Redemption, 3 Years	390
Leatherback Long/Short Alternative Yield ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	$ 1,455